Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

June 30, 2019

F25-QTLY-0819
1.818369.114

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $12,394,316)	12,430,000	12,395,803
	Shares	Value

Domestic Equity Funds - 38.6%
Fidelity Series All-Sector Equity Fund (b)	39,631,094	$397,499,877
Fidelity Series Blue Chip Growth Fund (b)	45,997,545	701,002,579
Fidelity Series Commodity Strategy Fund (b)	173,992,011	819,502,371
Fidelity Series Growth Company Fund (b)	81,698,435	1,415,833,875
Fidelity Series Intrinsic Opportunities Fund (b)	103,353,197	1,697,059,492
Fidelity Series Large Cap Stock Fund (b)	100,383,501	1,503,744,852
Fidelity Series Large Cap Value Index Fund (b)	33,301,551	429,256,997
Fidelity Series Opportunistic Insights Fund (b)	41,877,499	775,152,506
Fidelity Series Small Cap Discovery Fund (b)	18,525,337	205,260,736
Fidelity Series Small Cap Opportunities Fund (b)	45,078,024	628,387,648
Fidelity Series Stock Selector Large Cap Value Fund (b)	94,078,951	1,158,111,891
Fidelity Series Value Discovery Fund (b)	64,108,875	823,157,955
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,342,317,136)		10,553,970,779

International Equity Funds - 22.8%
Fidelity Series Canada Fund (b)	17,715,681	193,455,239
Fidelity Series Emerging Markets Fund (b)	22,042,572	211,829,120
Fidelity Series Emerging Markets Opportunities Fund (b)	99,635,078	1,902,033,644
Fidelity Series International Growth Fund (b)	110,275,821	1,795,290,366
Fidelity Series International Small Cap Fund (b)	23,703,800	384,712,666
Fidelity Series International Value Fund (b)	178,774,387	1,721,597,343
Fidelity Series Overseas Fund (b)	2,863,460	28,749,143
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,147,032,828)		6,237,667,521

Bond Funds - 32.1%
Fidelity Series Emerging Markets Debt Fund (b)	18,584,697	180,829,099
Fidelity Series Floating Rate High Income Fund (b)	3,666,018	34,093,968
Fidelity Series High Income Fund (b)	21,092,024	200,796,073
Fidelity Series Inflation-Protected Bond Index Fund (b)	119,420,911	1,195,403,322
Fidelity Series International Credit Fund (b)	1,611,776	16,423,997
Fidelity Series Investment Grade Bond Fund (b)	488,890,492	5,588,018,320
Fidelity Series Long-Term Treasury Bond Index Fund (b)	153,739,821	1,431,317,736
Fidelity Series Real Estate Income Fund (b)	11,677,564	129,504,187
TOTAL BOND FUNDS
(Cost $8,564,553,251)		8,776,386,702

Short-Term Funds - 6.5%
Fidelity Cash Central Fund 2.42% (c)	74,124,483	74,139,308
Fidelity Series Government Money Market Fund 2.44% (b)(d)	1,402,650,335	1,402,650,335
Fidelity Series Short-Term Credit Fund (b)	31,292,264	314,487,251
TOTAL SHORT-TERM FUNDS
(Cost $1,789,275,011)		1,791,276,894
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,855,572,542)		27,371,697,699
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,841,805)
NET ASSETS - 100%		$27,359,855,894

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	751	Sept. 2019	$72,219,915	$545,748	$545,748
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	11	Sept. 2019	579,370	21,259	21,259
TOTAL FUTURES CONTRACTS					$567,007

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $12,395,803.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$412,131
Total	$412,131

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$391,721,273	$3,885,168	$14,188,397	$--	$(620,443)	$16,702,276	$397,499,877
Fidelity Series Blue Chip Growth Fund	762,997,010	6,993,568	93,583,257	--	5,359,434	19,235,824	701,002,579
Fidelity Series Canada Fund	178,381,825	9,497,906	5,133,021	--	146,560	10,561,969	193,455,239
Fidelity Series Commodity Strategy Fund	632,744,139	218,585,884	22,431,481	--	(5,786,637)	(3,609,534)	819,502,371
Fidelity Series Emerging Markets Debt Fund	180,112,714	4,525,569	6,430,178	2,679,761	(168,556)	2,789,550	180,829,099
Fidelity Series Emerging Markets Fund	200,574,206	20,118,294	5,603,500	--	96,612	(3,356,492)	211,829,120
Fidelity Series Emerging Markets Opportunities Fund	1,873,296,174	22,996,551	50,517,925	--	364,927	55,893,917	1,902,033,644
Fidelity Series Floating Rate High Income Fund	34,457,552	905,446	1,377,895	508,948	(35,115)	143,980	34,093,968
Fidelity Series Government Money Market Fund 2.44%	1,250,842,921	221,690,586	69,883,172	7,731,041	--	--	1,402,650,335
Fidelity Series Growth Company Fund	1,486,349,840	14,162,955	121,714,202	--	18,496,638	18,538,644	1,415,833,875
Fidelity Series High Income Fund	245,154,766	4,789,141	51,849,331	3,186,936	(1,494,768)	4,196,265	200,796,073
Fidelity Series Inflation-Protected Bond Index Fund	1,133,196,586	68,052,841	32,654,031	1,188,430	(84,623)	26,892,549	1,195,403,322
Fidelity Series International Credit Fund	15,832,442	107,257	--	107,257	--	384,555	16,423,997
Fidelity Series International Growth Fund	1,714,984,815	16,282,937	57,183,850	--	1,656,753	119,549,711	1,795,290,366
Fidelity Series International Small Cap Fund	403,488,467	3,921,901	40,672,637	--	2,961,750	15,013,185	384,712,666
Fidelity Series International Value Fund	1,632,751,682	84,676,882	57,183,849	--	(620,005)	61,972,633	1,721,597,343
Fidelity Series Intrinsic Opportunities Fund	1,784,050,814	17,482,793	101,699,919	--	(7,965,302)	5,191,106	1,697,059,492
Fidelity Series Investment Grade Bond Fund	5,407,899,151	288,266,027	229,900,143	43,414,051	1,204,288	120,548,997	5,588,018,320
Fidelity Series Large Cap Stock Fund	1,574,414,204	25,658,351	132,400,154	10,543,796	2,220,544	33,851,907	1,503,744,852
Fidelity Series Large Cap Value Index Fund	456,005,541	4,218,449	47,890,278	--	3,363,423	13,559,862	429,256,997
Fidelity Series Long-Term Treasury Bond Index Fund	1,528,090,035	45,297,548	217,336,806	10,492,510	8,176,917	67,090,042	1,431,317,736
Fidelity Series Opportunistic Insights Fund	803,162,629	7,627,880	82,081,200	--	9,658,929	36,784,268	775,152,506
Fidelity Series Overseas Fund	--	28,698,042	--	--	--	51,101	28,749,143
Fidelity Series Real Estate Income Fund	128,653,194	3,069,090	4,317,409	1,826,885	28,764	2,070,548	129,504,187
Fidelity Series Short-Term Credit Fund	314,070,382	8,802,885	10,873,335	2,153,477	(13,742)	2,501,061	314,487,251
Fidelity Series Small Cap Discovery Fund	214,273,735	6,644,588	15,501,293	4,602,539	723,942	(880,236)	205,260,736
Fidelity Series Small Cap Opportunities Fund	636,751,550	6,181,980	36,702,151	--	(942,260)	23,098,529	628,387,648
Fidelity Series Stock Selector Large Cap Value Fund	1,210,086,884	11,519,986	115,246,571	--	(989,163)	52,740,755	1,158,111,891
Fidelity Series Value Discovery Fund	859,540,695	8,173,716	68,347,551	--	3,073,612	20,717,483	823,157,955
	$27,053,885,226	$1,162,834,221	$1,692,703,536	$88,435,631	$38,812,479	$722,234,455	$27,285,162,588

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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